UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2009

Item 1: Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New Jersey (95.3%)
Bergen County NJ BAN	1.250%	12/18/09		20,678	20,730
Bergen County NJ Improvement Auth. BAN	1.250%	5/11/10		32,000	32,179
Camden County NJ Improvement Auth. Lease
Rev. VRDO	0.250%	9/8/09	LOC	49,500	49,500
Delaware River & Bay Auth. New Jersey Rev.
VRDO	0.200%	9/8/09	LOC	4,300	4,300
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.220%	9/8/09	LOC	36,900	36,900
Delaware River Port Auth. Pennsylvania & New
Jersey Rev. VRDO	0.280%	9/8/09	LOC	65,000	65,000
Essex County NJ Improvement Auth. Rev.
(Jewish Community Center) VRDO	0.280%	9/8/09	LOC	11,625	11,625
1 Essex County NJ Improvement Auth. Rev. TOB
VRDO	0.300%	9/8/09	LOC	28,180	28,180
1 Garden State Preservation Trust New Jersey
TOB VRDO	0.540%	9/8/09	(4)	4,185	4,185
Gloucester County NJ PCR (Mobil Oil Refining
Corp.) VRDO	0.050%	9/1/09		39,415	39,415
Linden NJ BAN	2.000%	5/14/10		12,204	12,329
Livingston Township NJ BAN	1.500%	2/10/10		14,400	14,456
1 Madison Borough NJ Board of Educ. TOB
VRDO	0.250%	9/8/09	LOC	11,725	11,725
Monroe Township NJ BAN	2.000%	2/10/10		31,420	31,617
Mount Laurel Township NJ BAN	1.500%	4/20/10		12,533	12,580
New Jersey Building Auth. Rev. VRDO	0.200%	9/8/09	LOC	10,800	10,800
New Jersey Building Auth. Rev. VRDO	0.200%	9/8/09	LOC	25,930	25,930
New Jersey Building Auth. Rev. VRDO	0.200%	9/8/09	LOC	14,355	14,355
New Jersey Econ. Dev. Auth. (Port Newark
Container) VRDO	0.290%	9/8/09	LOC	30,700	30,700
1 New Jersey Econ. Dev. Auth. (School Fac.
Construction) TOB VRDO	0.240%	9/8/09	(4)	10,090	10,090
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan
Project) CP	0.300%	10/6/09	LOC	55,000	55,000
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. (New Jersey Natural Gas) VRDO	0.270%	9/8/09	LOC	8,500	8,500
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.100%	9/1/09	LOC	1,400	1,400
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.110%	9/1/09	LOC	36,800	36,800
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.220%	9/8/09	LOC	19,700	19,700
1 New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	0.220%	9/8/09	LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Cedar Crest
Village Inc.) VRDO	0.220%	9/8/09	LOC	36,200	36,200
New Jersey Econ. Dev. Auth. Rev. (Cooper
Health System) VRDO	0.220%	9/8/09	LOC	16,300	16,300
New Jersey Econ. Dev. Auth. Rev. (Crowley
Liner Services) VRDO	0.220%	9/8/09	LOC	3,065	3,065

New Jersey Econ. Dev. Auth. Rev. (Diocese of
Metuchen Project) VRDO	0.180%	9/8/09	LOC	1,645	1,645
New Jersey Econ. Dev. Auth. Rev. (Duke Farms
Foundation) VRDO	0.100%	9/1/09	LOC	12,000	12,000
New Jersey Econ. Dev. Auth. Rev. (Frisch
School Project) VRDO	0.200%	9/8/09	LOC	21,060	21,060
New Jersey Econ. Dev. Auth. Rev. (Geriatric
Services Housing Corp.) VRDO	0.200%	9/8/09	LOC	13,500	13,500
New Jersey Econ. Dev. Auth. Rev. (Jewish
Community Center) VRDO	0.360%	9/8/09	LOC	5,050	5,050
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.100%	9/1/09		21,200	21,200
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	0.100%	9/1/09		22,000	22,000
New Jersey Econ. Dev. Auth. Rev. (Ocean
Spray Cranberries) VRDO	0.530%	9/8/09	LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint
Benedict Project) VRDO	0.280%	9/8/09	LOC	17,000	17,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint
Benedict Project) VRDO	0.280%	9/8/09	LOC	15,000	15,000
New Jersey Econ. Dev. Auth. Rev. (Passaic
Hebrew Institute) VRDO	0.200%	9/8/09	LOC	3,150	3,150
1 New Jersey Econ. Dev. Auth. Rev. (Peddie
School Project) VRDO	0.240%	9/8/09		4,800	4,800
New Jersey Econ. Dev. Auth. Rev. (Peddie
School Project) VRDO	0.240%	9/8/09		6,005	6,005
1 New Jersey Econ. Dev. Auth. Rev. (Peddie
School Project) VRDO	0.240%	9/8/09		1,000	1,000
New Jersey Econ. Dev. Auth. Rev. (Peddie
School Project) VRDO	0.240%	9/8/09		795	795
New Jersey Econ. Dev. Auth. Rev. (Presbyterian
Homes) VRDO	0.220%	9/8/09	LOC	15,100	15,100
New Jersey Econ. Dev. Auth. Rev. (Ranney
School Project) VRDO	0.200%	9/8/09	LOC	10,310	10,310
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction) BAN	2.500%	6/18/10		25,000	25,403
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	0.540%	9/8/09	(4)	5,800	5,800
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.100%	9/1/09	LOC	44,385	44,385
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.110%	9/1/09	LOC	65,855	65,855
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.150%	9/1/09	LOC	79,860	79,860
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.190%	9/8/09	LOC	63,600	63,600
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.250%	9/8/09	LOC	31,000	31,000
New Jersey Econ. Dev. Auth. Rev. (StoltHaven
Project) VRDO	0.220%	9/8/09	LOC	14,500	14,500
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon
Project) VRDO	0.050%	9/1/09		2,500	2,500
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	0.790%	9/8/09	(4)	13,860	13,860
New Jersey Econ. Dev. Auth. Rev. VRDO	0.200%	9/8/09	LOC	9,720	9,720
New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.220%	9/8/09		10,900	10,900
1 New Jersey Educ. Fac. Auth. Rev. (Institute for
Advanced Studies) VRDO	0.220%	9/8/09		25,300	25,300

1 New Jersey Educ. Fac. Auth. Rev. (Institute for
Defense Analyses) VRDO	0.300%	9/8/09	LOC	9,685	9,685
1 New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.) TOB VRDO	0.290%	9/8/09		10,900	10,900
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/10	(Prere.)	11,210	11,646
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.) VRDO	0.220%	9/8/09	LOC	24,880	24,880
New Jersey GO	5.700%	5/1/10	(Prere.)	10,790	11,172
New Jersey GO	6.000%	5/1/10	(Prere.)	4,985	5,170
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital Corp.) VRDO	0.200%	9/8/09	LOC	26,620	26,620
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.210%	9/8/09	LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.210%	9/8/09	LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.210%	9/8/09	LOC	23,100	23,100
New Jersey Health Care Fac. Financing Auth.
Rev. (Hosp. Capital Asset Pooled Program)
VRDO	0.210%	9/8/09	LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.220%	9/8/09	LOC	37,500	37,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.220%	9/8/09	LOC	10,000	10,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian IV) VRDO	0.250%	9/8/09	(12)	19,100	19,100
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian-III) VRDO	0.220%	9/8/09	(12)	15,500	15,500
New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.) VRDO	0.230%	9/8/09	LOC	19,260	19,260
New Jersey Health Care Fac. Financing Auth.
Rev. (Robert Wood Johnson Univ.) VRDO	0.230%	9/8/09	LOC	7,905	7,905
New Jersey Health Care Fac. Financing Auth.
Rev. (RWJ Health Care Corp.) VRDO	0.220%	9/8/09	LOC	7,240	7,240
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.100%	9/1/09	LOC	41,550	41,550
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.140%	9/8/09	LOC	2,000	2,000
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.220%	9/8/09	LOC	15,720	15,720
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.280%	9/8/09	LOC	7,200	7,200
1 New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	0.470%	9/8/09	(12)	5,580	5,580
1 New Jersey Health Care Fac. Financing Auth.
Rev. TOB VRDO	0.470%	9/8/09	(12)	9,600	9,600
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.230%	9/8/09	LOC	20,645	20,645
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.240%	9/8/09	LOC	16,960	16,960
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	0.280%	9/8/09	LOC	4,650	4,650
New Jersey Highway Auth. Rev. (Garden State
Parkway)	6.200%	1/1/10	(ETM)	8,485	8,616

New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.170%	9/8/09	LOC	6,830	6,830
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.280%	9/8/09	LOC	54,000	54,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.290%	9/8/09	(4)	12,500	12,500
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.400%	9/8/09	(4)	23,540	23,540
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	0.500%	9/8/09	(4)	15,205	15,205
1 New Jersey Housing & Mortgage Finance
Agency Rev. TOB VRDO	0.410%	9/8/09		7,160	7,160
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.220%	9/8/09		8,000	8,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.230%	9/8/09		10,500	10,500
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.230%	9/8/09		9,900	9,900
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.230%	9/8/09		14,200	14,200
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	0.250%	9/8/09		7,000	7,000
1 New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. TOB
VRDO	0.500%	9/8/09		7,730	7,730
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. VRDO	0.300%	9/8/09		15,000	15,000
1 New Jersey State Transp. Trust Fund Auth. Cap
TOB VRDO	0.330%	9/8/09	LOC	37,955	37,955
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10	(Prere.)	8,660	9,035
1 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.440%	9/8/09	(13)	15,445	15,445
1 New Jersey Transp. Trust Fund Auth. TOB
VRDO	0.240%	9/8/09	LOC	16,060	16,060
1 New Jersey Transp. Trust Fund Auth. TOB
VRDO	0.240%	9/8/09	LOC	11,775	11,775
1 New Jersey Transp. Trust Fund TOB VRDO	0.320%	9/8/09	LOC	52,030	52,030
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10	(Prere.)	3,500	3,554
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10	(Prere.)	1,800	1,828
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10	(Prere.)	20,000	20,330
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	17,775	18,053
New Jersey Turnpike Auth. Rev.	5.625%	1/1/10	(Prere.)	5,500	5,589
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	1,620	1,647
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	18,600	18,919
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(Prere.)	3,500	3,560
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(ETM)	7,475	7,601
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.240%	9/8/09	LOC	22,190	22,190
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.470%	9/8/09	(13)	19,800	19,800
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.790%	9/8/09	(4)	6,400	6,400
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.840%	9/8/09	(4)	8,545	8,545
1 New Jersey Turnpike Auth. Rev. TOB VRDO	0.840%	9/8/09	(4)	6,745	6,745
New Jersey Turnpike Auth. Rev. VRDO	0.240%	9/8/09	LOC	19,600	19,600
New Jersey Turnpike Auth. Rev. VRDO			(14)LOC
	1.800%	9/8/09		85,300	85,300
1 Port Auth. of New York & New Jersey Rev.	0.540%	9/8/09		5,100	5,100
1 Port Auth. of New York & New Jersey Rev.	0.690%	9/8/09	(4)	4,050	4,050
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.290%	9/8/09		4,800	4,800

1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.300%	9/8/09		5,090	5,090
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.370%	9/8/09	(4)	23,610	23,610
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.390%	9/8/09	(4)	12,000	12,000
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.390%	9/8/09	(4)	5,000	5,000
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.450%	9/8/09		5,555	5,555
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.450%	9/8/09		3,335	3,335
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.490%	9/8/09		8,085	8,085
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.500%	9/8/09		5,600	5,600
1 Port Auth. of New York & New Jersey Rev. TOB
VRDO	0.540%	9/8/09	(4)	7,770	7,770
Princeton Univ. New Jersey CP	0.350%	10/15/09		7,650	7,650
1 Rutgers State Univ. New Jersey TOB VRDO	0.300%	9/8/09		2,500	2,500
Rutgers State Univ. New Jersey VRDO	0.100%	9/1/09		63,655	63,655
Rutgers State Univ. New Jersey VRDO	0.100%	9/1/09		51,855	51,855
Salem County New Jersey Improvement
Authority Rev. (Friends Home Woodstown
Inc) VRDO	0.450%	9/8/09	LOC	16,000	16,000
Salem County NJ Financing Auth. PCR (Exelon
Project) CP	0.400%	10/26/09	LOC	19,000	19,000
Salem County NJ Financing Auth. PCR (PSEG
Power)	0.270%	9/8/09	LOC	6,200	6,200
Salem County NJ Financing Auth. PCR (PSEG
Power)	0.320%	9/8/09	LOC	2,200	2,200
Salem County NJ Financing Auth. PCR (Public
Service Electric & Gas) VRDO	0.230%	9/8/09	LOC	7,000	7,000
South Jersey Transp. Auth. New Jersey Transp.
System Rev. VRDO	0.230%	9/8/09	LOC	12,000	12,000
South Jersey Transp. Auth. New Jersey Transp.
System Rev. VRDO	0.300%	9/8/09	LOC	18,000	18,000
Sussex County NJ BAN	2.500%	6/23/10		10,558	10,732
1 Tobacco Settlement Financing Corp. New
Jersey Rev. TOB VRDO	0.300%	9/8/09	(Prere.)	6,115	6,115
Union County NJ PCR (Exxon) VRDO	0.050%	9/1/09		23,000	23,000
Union County NJ PCR (Exxon) VRDO	0.050%	9/1/09		24,570	24,570
Vernon Township NJ School Dist. GO	5.250%	12/1/09	(Prere.)	1,200	1,213
Vernon Township NJ School Dist. GO	5.300%	12/1/09	(Prere.)	1,200	1,214
Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,214
Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,214
Vernon Township NJ School Dist. GO	5.375%	12/1/09	(Prere.)	1,200	1,214
					2,613,150
Puerto Rico (4.8%)
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/10	(Prere.)	6,250	6,565
1 Puerto Rico Electric Power Auth. Rev. TOB
VRDO	0.310%	9/8/09	(4)	3,300	3,300
1 Puerto Rico Highway & Transp. Auth. Rev. TOB
VRDO	0.540%	9/8/09	(12)	6,630	6,630
1 Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories)
PUT	2.000%	3/1/10		12,575	12,575

1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.270%	9/8/09		7,325	7,325
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.320%	9/8/09		74,200	74,200
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.340%	9/8/09	LOC	8,900	8,900
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.490%	9/8/09		11,300	11,300
					130,795
Total Investments (100.1%) (Cost $2,743,945)					2,743,945
Other Assets and Liabilities-Net (-0.1%)					(1,454)
Net Assets (100%)					2,742,491

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $584,305,000, representing 21.3% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 input.

Vanguard New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
New Jersey (97.2%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10	(14)	1,755	1,812
Atlantic County NJ Public Fac. COP	7.400%	3/1/11	(14)	4,025	4,393
Atlantic County NJ Public Fac. COP	6.000%	3/1/14	(14)	3,685	4,254
Atlantic County NJ Public Fac. COP	6.000%	3/1/15	(14)	1,480	1,731
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12	(2)(ETM)	1,020	1,094
Bayonne NJ TAN	5.750%	7/1/35		10,000	10,466
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21	(2)	3,200	3,533
Camden County NJ Improvement Auth. Lease
Rev.	5.375%	9/1/10	(4)(Prere.)	850	892
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12	(Prere.)	1,140	1,270
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12	(Prere.)	1,025	1,142
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12	(Prere.)	1,265	1,410
Camden County NJ Improvement Auth. Lease
Rev.	5.500%	5/1/12	(Prere.)	1,335	1,488
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17	(14)	2,560	2,765
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18	(14)	2,165	2,303
Cape May County NJ PCR (Atlantic City
Electric)	6.800%	3/1/21	(14)	15,400	18,478
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25	(14)	5,685	6,106
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10	(2)(Prere.)	750	770
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.750%	1/1/22	(4)	10,000	10,052
Delaware River Port Auth. Pennsylvania & New
Jersey Rev.	5.625%	1/1/26	(4)	2,500	2,505
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,640	2,871
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,780	3,023
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	2,000	2,175
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11	(3)(Prere.)	1,400	1,522
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11	(3)(Prere.)	2,950	3,213
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10	(3)(Prere.)	3,390	3,580
Essex County NJ Improvement Auth. Lease
Rev.	5.750%	10/1/10	(3)(Prere.)	2,650	2,799
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18	(2)	10,000	11,398
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20	(2)	5,010	5,664
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22	(2)	3,455	3,774
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10	(4)	1,000	993
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16	(2)	3,435	3,690
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17	(2)	3,705	3,980
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18	(2)	1,605	1,697
Garden State Preservation Trust New Jersey	5.250%	11/1/12	(4)	18,000	20,240
Garden State Preservation Trust New Jersey	0.000%	11/1/21	(4)	10,325	6,117
Garden State Preservation Trust New Jersey	0.000%	11/1/22	(4)	32,200	18,045
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/16	(14)	1,000	1,090

Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/17	(14)	865	954
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/20	(14)	1,150	1,218
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	7/15/23	(14)	1,000	1,024
Gloucester County NJ Improvement Auth. Lease
Rev.	5.000%	4/1/38		9,750	10,094
Gloucester Township NJ GO	5.750%	7/15/10	(2)	500	519
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18	(2)	2,755	3,144
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13	(4)	1,250	1,442
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19	(4)	1,720	2,055
Hoboken-Union City-Weehawken NJ Sewerage
Auth. Rev.	6.250%	8/1/13	(14)	9,590	10,409
Irvington Township NJ GO	0.000%	8/1/10	(14)(ETM)	2,080	2,063
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12	(3)(Prere.)	6,885	7,643
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12	(3)(Prere.)	7,676	8,521
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21	(14)	11,195	13,238
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14		1,045	1,111
Mercer County NJ Improvement Auth. Special
Services School Dist. Rev.	5.950%	12/15/12		4,895	5,585
Middlesex County NJ COP	5.000%	8/1/11	(14)	1,050	1,131
Middlesex County NJ COP	5.500%	8/1/15	(14)	1,195	1,282
Middlesex County NJ Improvement Auth.	5.375%	3/15/22	(14)	1,825	1,814
Middlesex County NJ Improvement Auth.	5.375%	3/15/23	(14)	1,925	1,882
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/15		470	331
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/20		500	277
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.000%	1/1/32		5,100	2,573
Middlesex County NJ Improvement Auth. Rev.
(Heldrich Center Hotel/Conference Project)	5.125%	1/1/37		3,500	1,766
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19		1,585	1,752
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20		1,600	1,769
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21		2,375	2,561
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15	(2)	2,000	1,585
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16	(2)	3,000	2,246
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18	(2)	4,550	3,016
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14	(4)	2,735	2,824
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15	(4)	2,015	2,079
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	5.250%	8/1/26		1,000	1,103
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	5.875%	8/1/31		1,000	1,115
Monmouth County NJ Improvement Auth. Lease
Rev. (Brookdale Community College)	6.000%	8/1/38		3,900	4,335
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19	(2)	2,115	2,238
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20	(2)	2,225	2,357

Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/13	(2)	1,545	1,684
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/14	(2)	3,205	3,501
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.000%	12/1/16	(2)	1,000	1,087
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/18	(2)	2,000	2,171
Monmouth County NJ Improvement Auth. Rev.
(Pooled Govt. Loan)	5.250%	12/1/21	(2)	1,275	1,340
Montgomery Township NJ School Dist. GO	5.250%	8/1/13	(14)	1,285	1,385
Montgomery Township NJ School Dist. GO	5.250%	8/1/17	(14)	1,280	1,379
Montgomery Township NJ School Dist. GO	5.250%	8/1/18	(14)	910	969
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/20	(2)	2,945	2,948
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/21	(2)	6,255	6,212
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/22	(2)	5,585	5,490
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Parking Fee)	5.250%	6/1/21	(14)	3,000	2,987
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/10		5,000	5,140
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/11		6,590	6,970
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/13		5,000	5,444
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/16		4,000	4,389
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/17		3,000	3,225
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/18		9,000	9,800
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/19		9,755	10,490
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/20		1,500	1,593
New Jersey CTFS Partner Equipment Lease
Purchase	5.000%	6/15/23		1,000	1,032
New Jersey Econ. Dev. Auth. Market Transition
Fac. Rev.	5.500%	9/1/29	(14)	7,055	7,591
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.070%	9/1/09	LOC	1,900	1,900
New Jersey Econ. Dev. Auth. Natural Gas Fac.
Rev. VRDO	0.100%	9/1/09	LOC	30,500	30,500
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.625%	6/15/17		350	349
New Jersey Econ. Dev. Auth. Rev. (Cigarette
Tax)	5.750%	6/15/29		20,000	18,487
New Jersey Econ. Dev. Auth. Rev. (Diocese of
Metuchen Project) VRDO	0.180%	9/8/09	LOC	12,410	12,410
New Jersey Econ. Dev. Auth. Rev. (El Dorado
Terminals) VRDO	0.600%	9/1/09	LOC	6,300	6,300
New Jersey Econ. Dev. Auth. Rev. (Hillcrest
Health Service)	0.000%	1/1/12	(2)	2,500	2,304
New Jersey Econ. Dev. Auth. Rev. (Hillcrest
Health Service)	0.000%	1/1/13	(2)	3,000	2,638

New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/24	(14)	6,000	6,463
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/25	(14)	14,000	14,998
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/26	(14)	3,000	3,190
New Jersey Econ. Dev. Auth. Rev. (Motor
Vehicle Comm.)	5.250%	7/1/31	(14)	25,175	25,387
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.500%	12/15/29		11,520	12,338
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.125%	3/1/30	(10)	1,000	1,022
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	9/1/30		4,065	4,129
New Jersey Econ. Dev. Auth. Rev. (School Fac.
Construction)	5.000%	9/1/34		8,000	8,063
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/12		2,000	2,157
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13	(2)	1,200	1,334
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13	(14)(Prere.)	4,000	4,539
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13		7,500	8,315
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/13		14,000	15,600
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14		10,000	11,153
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	12/15/14		14,000	15,676
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	3/1/18		2,650	2,857
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18	(14)	10,285	11,530
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/24	(2)	2,000	2,189
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	4.500%	9/1/25		4,440	4,447
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26		9,500	9,867
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27	(14)	14,225	15,434
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.125%	3/1/30		2,000	2,046
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/30	(14)	5,480	5,579
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/33		7,825	7,910
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36		23,500	23,624
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37	(2)	1,000	1,003
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/37		18,000	18,047
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14	(4)	8,000	8,718
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14	(4)	12,500	13,622
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15	(4)	5,000	5,526
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/15	(4)	28,000	31,010
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.100%	9/1/09	LOC	23,080	23,080
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
VRDO	0.110%	9/1/09	LOC	6,300	6,300
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/11	(14)(ETM)	4,650	4,543
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/12	(14)	4,550	3,873
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/13	(14)	4,500	3,594
New Jersey Econ. Dev. Auth. Rev. (St.
Barnabas Project)	0.000%	7/1/14	(14)	4,210	3,095
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/14		15,000	16,482

New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/18		5,965	6,565
New Jersey Econ. Dev. Auth. Rev. (Transp.
Project)	5.000%	5/1/19		2,580	2,826
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10	(Prere.)	6,405	6,699
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10	(4)(Prere.)	2,715	2,839
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12		7,595	8,550
New Jersey Educ. Fac. Auth. Rev.	5.250%	9/1/29		10,000	10,250
New Jersey Educ. Fac. Auth. Rev.	5.500%	9/1/36		5,000	5,128
New Jersey Educ. Fac. Auth. Rev. (College of
New Jersey)	5.000%	7/1/14	(4)	3,180	3,580
New Jersey Educ. Fac. Auth. Rev. (College of
New Jersey)	5.000%	7/1/16	(4)	4,410	5,001
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20	(14)	2,060	2,279
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21	(14)	1,550	1,704
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/37	(14)	6,730	6,620
New Jersey Educ. Fac. Auth. Rev. (Fairleigh
Dickinson Univ.)	5.500%	7/1/23		2,750	2,622
New Jersey Educ. Fac. Auth. Rev. (Georgian
Court Univ.)	5.000%	7/1/27		1,000	950
New Jersey Educ. Fac. Auth. Rev. (Georgian
Court Univ.)	5.000%	7/1/33		1,000	903
New Jersey Educ. Fac. Auth. Rev. (Georgian
Court Univ.)	5.250%	7/1/37		1,000	917
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13	(3)(Prere.)	2,775	3,162
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13	(3)(Prere.)	2,605	2,969
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20	(14)	2,585	2,752
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21	(14)	3,025	3,190
New Jersey Educ. Fac. Auth. Rev. (Montclair
State Univ.)	5.000%	7/1/15	(3)(Prere.)	4,700	5,459
New Jersey Educ. Fac. Auth. Rev. (Montclair
State Univ.)	5.000%	7/1/27	(2)	5,000	5,081
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/17	(14)	1,000	1,060
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/18	(14)	1,470	1,551
New Jersey Educ. Fac. Auth. Rev. (New Jersey
Institute of Technology)	5.250%	7/1/20	(14)	1,725	1,806
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.500%	7/1/35		10,000	10,145
New Jersey Educ. Fac. Auth. Rev. (Princeton
Univ.)	4.500%	7/1/37		9,160	9,262
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/12	(3)(Prere.)	1,010	1,118
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/12	(3)(Prere.)	1,700	1,882
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/15	(14)	1,550	1,632
New Jersey Educ. Fac. Auth. Rev. (Ramapo
College)	5.000%	7/1/16	(14)(Prere.)	4,000	4,682
New Jersey Educ. Fac. Auth. Rev. (Richard
Stockton College)	5.375%	7/1/38		5,000	5,089
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11	(3)(Prere.)	205	223
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11	(3)(Prere.)	190	207
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/11	(3)(Prere.)	235	256

New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.125%	7/1/13	(3)(Prere.)	2,800	3,178
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/14	(14)	2,070	2,213
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/15	(14)	1,690	1,807
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.250%	7/1/16	(14)	1,845	1,973
New Jersey Educ. Fac. Auth. Rev. (Rowan
Univ.)	5.000%	7/1/24	(14)	2,200	2,260
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/10	(2)	1,500	1,520
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/12	(2)	1,275	1,291
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/15	(2)	400	423
New Jersey Educ. Fac. Auth. Rev. (Seton Hall
Univ.)	5.250%	7/1/16	(2)	200	211
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.125%	7/1/13	(Prere.)	6,000	6,800
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.250%	7/1/13	(Prere.)	6,000	6,828
New Jersey Educ. Fac. Auth. Rev. (Stevens
Institute of Technology)	5.000%	7/1/34		2,500	2,394
New Jersey Educ. Fac. Auth. Rev. (Univ.
Medical & Dentistry)	7.500%	12/1/32		7,250	7,981
New Jersey Educ. Fac. Auth. Rev. (William
Paterson Univ.)	4.750%	7/1/34	(12)	10,000	10,064
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	10/1/13		3,785	4,175
New Jersey Health Care Fac. Financing Auth.
Rev.	5.500%	10/1/23		10,000	10,769
New Jersey Health Care Fac. Financing Auth.
Rev.	5.750%	10/1/31		1,500	1,578
New Jersey Health Care Fac. Financing Auth.
Rev.	5.000%	7/1/36		14,250	12,886
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/13		7,330	7,734
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/14		7,695	8,109
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/15		5,000	5,234
New Jersey Health Care Fac. Financing Auth.
Rev. (AHS Hospital)	5.000%	7/1/18		9,095	9,436
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	5.750%	7/1/12	(Prere.)	2,220	2,475
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	6.250%	7/1/12	(Prere.)	1,750	1,976
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	6.250%	7/1/17		2,200	2,317
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlantic City Medical Center)	5.750%	7/1/25		2,780	2,824
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/23		2,675	2,682
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/26		2,880	2,825
New Jersey Health Care Fac. Financing Auth.
Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/37		10,000	9,264

New Jersey Health Care Fac. Financing Auth.
Rev. (Capital Health Systems Obligated
Group)	5.750%	7/1/13	(Prere.)	7,000	7,986
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hospital)	5.000%	7/1/24		800	691
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hospital)	5.500%	7/1/30		3,055	2,677
New Jersey Health Care Fac. Financing Auth.
Rev. (Children's Specialized Hospital)	5.500%	7/1/36		6,800	5,694
New Jersey Health Care Fac. Financing Auth.
Rev. (Community Medical Center/Kimball
Medical Center/Kensington Manor Care
Center)	5.000%	7/1/10	(4)	4,695	4,707
New Jersey Health Care Fac. Financing Auth.
Rev. (Community Medical Center/Kimball
Medical Center/Kensington Manor Care
Center)	5.250%	7/1/12	(4)	105	105
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13	(14)	2,355	2,357
New Jersey Health Care Fac. Financing Auth.
Rev. (Hackensack Univ. Medical Center)	5.125%	1/1/21		15,000	15,014
New Jersey Health Care Fac. Financing Auth.
Rev. (Holy Name Hosp.)	5.250%	7/1/30		4,000	3,361
New Jersey Health Care Fac. Financing Auth.
Rev. (Hunterdon Medical Center)	5.250%	7/1/25		1,200	1,159
New Jersey Health Care Fac. Financing Auth.
Rev. (Hunterdon Medical Center)	5.125%	7/1/35		3,450	3,081
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health System Obligated
Group)	5.625%	7/1/13	(4)	7,255	7,341
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health System Obligated
Group)	5.250%	7/1/29	(4)	13,150	13,101
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems)	5.000%	7/1/38	(12)	4,400	4,456
New Jersey Health Care Fac. Financing Auth.
Rev. (Meridian Health Systems) VRDO	0.220%	9/8/09	LOC	3,600	3,600
New Jersey Health Care Fac. Financing Auth.
Rev. (Riverside Medical Center)	6.250%	7/1/10	(2)(ETM)	2,935	3,078
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	5.875%	7/1/12	(Prere.)	3,500	3,943
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	6.000%	7/1/12	(Prere.)	3,500	3,955
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	6.000%	7/1/12	(Prere.)	3,000	3,390
New Jersey Health Care Fac. Financing Auth.
Rev. (South Jersey Hosp.)	5.000%	7/1/46		7,505	6,549
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/13	(14)	2,695	2,659
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.250%	7/1/16	(14)	2,340	2,190
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	0.000%	7/1/21	(14)(ETM)	1,260	788
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	0.000%	7/1/21	(14)	1,740	759
New Jersey Health Care Fac. Financing Auth.
Rev. (St. Barnabas Health Care System)	5.000%	7/1/29		4,375	3,577

New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.250%	7/1/14	(4)	11,000	11,124
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	6.000%	7/1/29	(12)	1,000	1,044
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.750%	7/1/33		3,000	3,022
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health)	5.500%	7/1/38	(12)	3,000	3,099
New Jersey Health Care Fac. Financing Auth.
Rev. (Virtua Health) VRDO	0.100%	9/1/09	LOC	4,300	4,300
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.000%	6/1/27		6,280	6,426
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.625%	6/1/30		5,000	5,145
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev.	5.700%	5/1/20	(4)	2,040	2,063
New Jersey Housing & Mortgage Finance
Agency Rev.	6.500%	10/1/38		4,170	4,480
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(14)	1,000	1,099
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13	(14)(ETM)	1,130	1,250
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17	(14)	5,505	6,312
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17	(14)(ETM)	250	301
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21	(14)	3,000	3,335
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22	(14)	1,000	1,103
New Jersey Transp. Corp. COP	5.750%	9/15/10	(2)(Prere.)	2,000	2,109
New Jersey Transp. Corp. COP	5.500%	9/15/11	(2)	5,000	5,354
New Jersey Transp. Corp. COP	5.500%	9/15/12	(2)	20,000	21,853
New Jersey Transp. Corp. COP	5.500%	9/15/14	(2)	1,500	1,660
New Jersey Transp. Corp. COP	5.500%	9/15/15	(2)	15,000	16,599
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/12	(14)	1,000	1,102
1 New Jersey Transp. Trust Fund Auth. Rev.	5.500%	6/15/13	(Prere.)	7,000	8,040
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/14	(2)	10,000	11,284
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15	(14)(ETM)	5,000	5,879
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/15	(2)	1,000	1,123
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		24,810	27,382
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/17		8,480	9,359
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/18	(4)	5,000	5,704
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		22,675	25,235
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/19		7,500	8,347
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20		5,000	5,576
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/20		9,000	9,956
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20	(14)	7,000	7,867
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23	(14)	5,750	6,482
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/23		2,000	923
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23	(2)	15,830	17,175
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24	(14)	4,900	5,516
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/24	(2)	14,000	5,939
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25	(14)	7,000	7,862
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/25	(2)	29,880	11,862
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/28		33,855	11,029
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/31	(14)	9,000	2,299
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32	(4)	10,000	2,488
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32		5,000	1,217
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/32	(2)	22,085	22,534
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/33		3,000	686
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/34		8,210	1,727

New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/35		6,000	1,189
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/38		20,000	3,271
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/38		5,000	5,437
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/39		10,150	1,561
2 New Jersey Transp. Trust Fund Auth. Rev. TOB
VRDO	0.270%	9/8/09		9,980	9,980
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10	(14)(Prere.)	665	677
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(14)(ETM)	770	886
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13	(14)	230	259
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13	(14)(ETM)	20,000	23,339
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(14)(ETM)	22,095	25,636
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(14)(ETM)	1,560	1,952
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16	(14)	19,535	23,401
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17	(14)	2,635	2,670
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26	(4)	10,000	11,232
New Jersey Turnpike Auth. Rev.	5.000%	1/1/30	(4)	18,500	19,093
New Jersey Turnpike Auth. Rev.	5.000%	1/1/35	(4)	10,000	10,173
New Jersey Turnpike Auth. Rev.	5.250%	1/1/40		28,385	29,292
Newark NJ GO	5.375%	12/15/13	(14)	2,000	2,203
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17		2,665	2,868
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18		2,220	2,362
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18	(3)(ETM)	2,500	3,050
Port Auth. of New York & New Jersey CP	5.375%	3/1/28		1,100	1,246
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/27		7,680	8,015
Port Auth. of New York & New Jersey Rev.	4.500%	7/15/28		10,000	10,183
Port Auth. of New York & New Jersey Rev.	5.000%	3/1/29		4,500	4,772
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32		9,900	10,045
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33		10,500	10,659
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33		10,000	10,307
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34	(14)	7,095	7,302
Port Auth. of New York & New Jersey Rev.	4.750%	11/1/36		12,725	12,872
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38		5,000	5,075
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31	(14)	4,215	1,226
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32	(14)	5,000	1,370
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34	(14)	10,220	2,460
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35	(14)	10,215	2,323
Rutgers State Univ. New Jersey	6.400%	5/1/13		2,120	2,317
Rutgers State Univ. New Jersey	5.000%	5/1/39		15,500	16,089
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23		2,000	2,055
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33		1,500	1,510
Stafford NJ Muni. Util. Auth. Water & Sewer
Rev.	5.500%	6/1/11	(14)	1,465	1,519
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.750%	6/1/12	(Prere.)	38,620	42,213
Tobacco Settlement Financing Corp. New
Jersey Rev.	6.000%	6/1/12	(Prere.)	20,650	23,309
Tobacco Settlement Financing Corp. New
Jersey Rev.	7.000%	6/1/13	(Prere.)	20,000	23,939
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.500%	6/1/23		12,785	11,747
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.625%	6/1/26		8,000	6,447
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/29		10,000	7,921
Tobacco Settlement Financing Corp. New
Jersey Rev.	4.750%	6/1/34		6,000	4,155
Tobacco Settlement Financing Corp. New
Jersey Rev.	5.000%	6/1/41		19,265	13,121

Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18	(14)	1,975	2,017
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20	(14)	2,185	2,204
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22	(14)	2,420	2,419
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12	(14)(ETM)	3,300	3,597
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15	(2)	2,325	2,367
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16	(2)	1,110	1,125
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19	(2)	2,000	2,009
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20	(2)	3,675	3,683
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21	(2)	2,000	1,995
West Orange NJ Board of Educ. COP	5.625%	10/1/09	(14)(Prere.)	2,500	2,536
West Orange NJ Board of Educ. COP	5.625%	10/1/09	(14)(Prere.)	2,000	2,029
West Orange NJ Board of Educ. COP	6.000%	10/1/09	(14)(Prere.)	1,000	1,015
					1,948,245
Puerto Rico (1.5%)
Puerto Rico GO	5.500%	7/1/18		5,540	5,682
Puerto Rico GO	5.500%	7/1/21	(14)	3,000	3,008
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	3,500	4,029
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14	(Prere.)	4,125	4,748
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33	(3)	17,000	2,902
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	3,250	3,575
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	1,135	1,246
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	720	877
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/56		16,200	789
Univ. of Puerto Rico Rev.	5.000%	6/1/30		5,000	4,394
					31,250
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18		3,390	3,397

Guam (0.2%)
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11	(2)	3,400	3,302
Total Investments (99.1%) (Cost $1,935,586)					1,986,194
Other Assets and Liabilities-Net (0.9%)					18,155
Net Assets (100%)					2,004,349

1	Securities with a value of $1,731,000 have been segregated as initial margin for open futures contracts.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the value of this security represented 0.5% of net assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.

New Jersey Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $1,938,567,000. Net unrealized appreciation of investment securities for tax purposes was $47,627,000, consisting of unrealized gains of $75,930,000 on securities that had risen in value since their purchase and $28,303,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

New Jersey Long-Term Tax-Exempt Fund

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
30-Year U.S. Treasury Bond	December 2009	(246)	29,459	(126)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,986,194	—
Futures Contracts—Liabilities[1]	(143)	—	—
Total	(143)	1,986,194	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD NEW JERSEY TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.